Leases (Notes)	12 Months Ended
Dec. 28, 2019
Leases [Abstract]
Leases	Leases
We have operating and finance leases, primarily for warehouse, production, and office facilities and equipment. Our lease contracts have remaining contractual lease terms of up to 14 years, some of which include options to extend the term by up to 10 years. We include renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. We do not expect to exercise the majority of our termination options and generally exclude such options when determining the term of our leases. See Note 2, Significant Accounting Policies, for our lease accounting policy.
The components of our lease costs were (in millions):

December 28, 2019
Operating lease costs	$191
Finance lease costs:
Amortization of right-of-use assets	27
Interest on lease liabilities	6
Short-term lease costs	13
Variable lease costs	1,270
Sublease income	(14)
Total lease costs	$1,493
Our variable lease costs primarily consist of inventory related costs, such as materials, labor, and overhead components in our manufacturing and distribution arrangements that also contain a fixed component related to an embedded lease. These variable lease costs are determined based on usage or output or may vary for other reasons such as changes in material prices, taxes, or insurance. Certain of our variable lease costs are based on fluctuating indices or rates. These leases are included in our ROU assets and lease liabilities based on the index or rate at the lease commencement date. The future variability in these indices and rates is unknown; therefore, it is excluded from our future minimum lease payments and is not a component of our ROU assets or lease liabilities.
Losses/(gains) on sale and leaseback transactions, net, were insignificant for 2019.
Supplemental balance sheet information related to our leases was (in millions, except lease term and discount rate):

	December 28, 2019
	Operating Leases	Finance Leases
Right-of-use assets	$542	$185
Lease liabilities (current)	147	28
Lease liabilities (non-current)	454	158

Weighted average remaining lease term	6 years	9 years
Weighted average discount rate	4.0%	3.4%

Operating lease ROU assets are included in other non-current assets and finance lease ROU assets are included in property, plant and equipment, net, on our consolidated balance sheets. The current portion of operating lease liabilities is included in other current liabilities, and the current portion of finance lease liabilities is included in the current portion of long-term debt on our consolidated balance sheets. The non-current portion of operating lease liabilities is included in other non-current liabilities, and the non-current portion of finance lease liabilities is included in long-term debt on our consolidated balance sheets. At December 28, 2019, operating lease ROU assets, the current portion of operating lease liabilities, and the non-current portion of operating lease liabilities excluded amounts classified as held for sale. See Note 4, Acquisitions and Divestitures, for additional information.
Cash flows arising from lease transactions were (in millions):

December 28, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$(196)
Operating cash inflows/(outflows) from finance leases	(6)
Financing cash inflows/(outflows) from finance leases	(28)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	42
Finance leases	12
Future minimum lease payments for leases in effect at December 28, 2019 were (in millions):

	Operating Leases	Finance Leases
2020	$168	$33
2021	131	74
2022	96	22
2023	69	10
2024	53	7
Thereafter	167	80
Total future undiscounted lease payments	684	226
Less imputed interest	(83)	(40)
Total lease liability	$601	$186
Minimum rental commitments under non-cancelable operating leases in effect at December 29, 2018 under the previous lease standard, ASC 840, were (in millions):

2019	$185
2020	137
2021	105
2022	70
2023	49
Thereafter	148
Total	$694
At December 28, 2019, our operating and finance leases that had not yet commenced were insignificant.

Leases	Leases
We have operating and finance leases, primarily for warehouse, production, and office facilities and equipment. Our lease contracts have remaining contractual lease terms of up to 14 years, some of which include options to extend the term by up to 10 years. We include renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. We do not expect to exercise the majority of our termination options and generally exclude such options when determining the term of our leases. See Note 2, Significant Accounting Policies, for our lease accounting policy.
The components of our lease costs were (in millions):

December 28, 2019
Operating lease costs	$191
Finance lease costs:
Amortization of right-of-use assets	27
Interest on lease liabilities	6
Short-term lease costs	13
Variable lease costs	1,270
Sublease income	(14)
Total lease costs	$1,493
Our variable lease costs primarily consist of inventory related costs, such as materials, labor, and overhead components in our manufacturing and distribution arrangements that also contain a fixed component related to an embedded lease. These variable lease costs are determined based on usage or output or may vary for other reasons such as changes in material prices, taxes, or insurance. Certain of our variable lease costs are based on fluctuating indices or rates. These leases are included in our ROU assets and lease liabilities based on the index or rate at the lease commencement date. The future variability in these indices and rates is unknown; therefore, it is excluded from our future minimum lease payments and is not a component of our ROU assets or lease liabilities.
Losses/(gains) on sale and leaseback transactions, net, were insignificant for 2019.
Supplemental balance sheet information related to our leases was (in millions, except lease term and discount rate):

	December 28, 2019
	Operating Leases	Finance Leases
Right-of-use assets	$542	$185
Lease liabilities (current)	147	28
Lease liabilities (non-current)	454	158

Weighted average remaining lease term	6 years	9 years
Weighted average discount rate	4.0%	3.4%

Operating lease ROU assets are included in other non-current assets and finance lease ROU assets are included in property, plant and equipment, net, on our consolidated balance sheets. The current portion of operating lease liabilities is included in other current liabilities, and the current portion of finance lease liabilities is included in the current portion of long-term debt on our consolidated balance sheets. The non-current portion of operating lease liabilities is included in other non-current liabilities, and the non-current portion of finance lease liabilities is included in long-term debt on our consolidated balance sheets. At December 28, 2019, operating lease ROU assets, the current portion of operating lease liabilities, and the non-current portion of operating lease liabilities excluded amounts classified as held for sale. See Note 4, Acquisitions and Divestitures, for additional information.
Cash flows arising from lease transactions were (in millions):

December 28, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$(196)
Operating cash inflows/(outflows) from finance leases	(6)
Financing cash inflows/(outflows) from finance leases	(28)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	42
Finance leases	12
Future minimum lease payments for leases in effect at December 28, 2019 were (in millions):

	Operating Leases	Finance Leases
2020	$168	$33
2021	131	74
2022	96	22
2023	69	10
2024	53	7
Thereafter	167	80
Total future undiscounted lease payments	684	226
Less imputed interest	(83)	(40)
Total lease liability	$601	$186
Minimum rental commitments under non-cancelable operating leases in effect at December 29, 2018 under the previous lease standard, ASC 840, were (in millions):

2019	$185
2020	137
2021	105
2022	70
2023	49
Thereafter	148
Total	$694
At December 28, 2019, our operating and finance leases that had not yet commenced were insignificant.